Intangible assets - Reconciliation of Carrying Amount (Details) - JPY (¥)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		¥ 2,529,000,000	[1]	¥ 788,000,000
Intangible assets and goodwill at end of period	[1]	13,600,000,000		2,529,000,000
Intangible assets pledged as security for liabilities		0		0
Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		1,162,000,000		788,000,000
Intangible assets and goodwill at end of period		1,759,000,000		1,162,000,000
Goodwill | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		1,117,000,000		0
Intangible assets and goodwill at end of period		9,502,000,000		1,117,000,000
Trademark / Trade Name | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		10,000,000		0
Intangible assets and goodwill at end of period		136,000,000		10,000,000
Customer Relationships | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		170,000,000		0
Intangible assets and goodwill at end of period		904,000,000		170,000,000
Developed Technology | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		70,000,000		0
Intangible assets and goodwill at end of period		713,000,000		70,000,000
Others | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Intangible assets and goodwill at end of period		0		0
Licences [member] | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Intangible assets and goodwill at end of period		586,000,000		0
Total gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		3,286,000,000		1,331,000,000
Additions (not by business combination)		1,081,000,000		524,000,000
Additions (business combination)		10,401,000,000		1,367,000,000
Additions (transferred from PP&E)				100,000,000
Disposals		(220,000,000)		(36,000,000)
Others		161,000,000
Intangible assets and goodwill at end of period		14,709,000,000		3,286,000,000
Total gross carrying amount | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		1,917,000,000		1,328,000,000
Additions (not by business combination)		1,081,000,000		524,000,000
Additions (business combination)		0		0
Additions (transferred from PP&E)				100,000,000
Disposals		(220,000,000)		(35,000,000)
Others		0
Intangible assets and goodwill at end of period		2,778,000,000		1,917,000,000
Total gross carrying amount | Goodwill | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		1,117,000,000		0
Additions (not by business combination)		0		0
Additions (business combination)		8,310,000,000		1,117,000,000
Additions (transferred from PP&E)				0
Disposals		0		0
Others		74,000,000
Intangible assets and goodwill at end of period		9,501,000,000		1,117,000,000
Total gross carrying amount | Trademark / Trade Name | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		10,000,000		0
Additions (not by business combination)		0		0
Additions (business combination)		123,000,000		10,000,000
Additions (transferred from PP&E)				0
Disposals		0		0
Others		5,000,000
Intangible assets and goodwill at end of period		138,000,000		10,000,000
Total gross carrying amount | Customer Relationships | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		170,000,000		0
Additions (not by business combination)		0		0
Additions (business combination)		738,000,000		170,000,000
Additions (transferred from PP&E)				0
Disposals		0		0
Others		31,000,000
Intangible assets and goodwill at end of period		939,000,000		170,000,000
Total gross carrying amount | Developed Technology | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		70,000,000		0
Additions (not by business combination)		0		0
Additions (business combination)		668,000,000		70,000,000
Additions (transferred from PP&E)				0
Disposals		0		0
Others		28,000,000
Intangible assets and goodwill at end of period		766,000,000		70,000,000
Total gross carrying amount | Others | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		2,000,000		3,000,000
Additions (not by business combination)		0		0
Additions (business combination)		0		0
Additions (transferred from PP&E)				0
Disposals		0		(1,000,000)
Others		0
Intangible assets and goodwill at end of period		2,000,000		2,000,000
Total gross carrying amount | Licences [member] | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Additions (not by business combination)		0		0
Additions (business combination)		562,000,000		0
Additions (transferred from PP&E)				0
Disposals		0		0
Others		23,000,000
Intangible assets and goodwill at end of period		585,000,000		0
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(759,000,000)		(544,000,000)
Disposals		0		2,000,000
Amortisation		353,000,000		217,000,000
Foreign currency translation		0
Intangible assets and goodwill at end of period		(1,111,000,000)		(759,000,000)
Accumulated depreciation and amortisation | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(757,000,000)		(541,000,000)
Disposals		0		1,000,000
Amortisation		263,000,000		217,000,000
Foreign currency translation		0
Intangible assets and goodwill at end of period		(1,020,000,000)		(757,000,000)
Accumulated depreciation and amortisation | Goodwill | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Disposals		0		0
Amortisation		0		0
Foreign currency translation		0
Intangible assets and goodwill at end of period		0		0
Accumulated depreciation and amortisation | Trademark / Trade Name | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Disposals		0		0
Amortisation		2,000,000		0
Foreign currency translation		0
Intangible assets and goodwill at end of period		(2,000,000)		0
Accumulated depreciation and amortisation | Customer Relationships | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Disposals		0		0
Amortisation		35,000,000		0
Foreign currency translation		0
Intangible assets and goodwill at end of period		(35,000,000)		0
Accumulated depreciation and amortisation | Developed Technology | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Disposals		0		0
Amortisation		53,000,000		0
Foreign currency translation		0
Intangible assets and goodwill at end of period		(53,000,000)		0
Accumulated depreciation and amortisation | Others | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(2,000,000)		(3,000,000)
Disposals		0		1,000,000
Amortisation		0		0
Foreign currency translation		0
Intangible assets and goodwill at end of period		(2,000,000)		(2,000,000)
Accumulated depreciation and amortisation | Licences [member] | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		0		0
Disposals		0		0
Amortisation		0		0
Foreign currency translation		0
Intangible assets and goodwill at end of period		¥ 0		¥ 0

[1]	Revised based on adjustments to the original provisional amounts made in March 2025 for Next Finance Tech’s identifiable assets acquired and liabilities assumed. Next Finance Tech was acquired by the Company in March 2025.